LEASE RECEIVABLES (Tables)	12 Months Ended
Mar. 31, 2016
Leases [Abstract]
Lease Receivables Included in Other Current Assets and Other Assets in Accompanying Consolidated Balance Sheets

The lease receivables, which are included in other current assets and other assets in the accompanying consolidated balance sheets, are as follows:

	March 31,
	2015	2016
	(Yen in millions)
Total minimum lease payments receivable	¥33,636	¥35,891
Unguaranteed residual values	1,642	877
Unearned income	(2,627)	(3,712)
Executory costs	(11)	(14)

	32,640	33,042
Less, allowance for doubtful receivables	(203)	(107)

	32,437	32,935
Less, portion due within one year	(11,721)	(11,421)

Total	¥20,716	¥21,514

Reconciliation of Allowance for Doubtful Accounts Related to Lease Receivables

A reconciliation of the beginning and ending amounts of allowance for doubtful accounts related to lease receivables are as follows:

	Years ended March 31,
	2014	2015	2016
	(Yen in millions)
Balance at beginning of year	¥238	¥283	¥203
Charged to costs or expenses, or charge-off	3	(57)	(98)
Foreign currency translation	42	(23)	2

Balance at end of year	¥283	¥203	¥107

Future Minimum Lease Payments to be Received Under Financing Leases for Future Years

The future minimum lease payments to be received under financing leases for future years are as follows:

Years ending March 31,	(Yen in millions)
2017	¥13,485
2018	9,268
2019	6,977
2020	4,526
2021	1,410
2022 and thereafter	225

Total	¥35,891